Average Annual Total Returns{- Materials Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Materials Fund - AMCIZ PRO-15 - Materials Portfolio	Fidelity Advisor Materials Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Materials Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Materials Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Materials Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Materials Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Materials Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Materials Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Materials Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Materials Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Materials Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Materials Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Materials Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Materials Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Materials Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Materials Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Materials Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Materials Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Materials Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Materials Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Materials Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Materials Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Materials Fund: Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1519 Past 1 year	F1519 Past 5 years	F1519 Past 10 years
Total	23.73%	10.05%	9.08%	23.57%	9.14%	8.20%	14.15%	7.73%	7.19%	26.34%	10.26%	9.02%	29.30%	10.53%	9.07%	31.65%	11.68%	10.04%	31.83%		13.17%	[1]	Oct. 02, 2018	28.71%	18.47%	16.55%	27.40%	14.01%	12.61%

[1]	(a)Since inception October 2, 2018.